ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2012	2013
Accrued payroll and other compensation, including annual performance bonus	15,831	6,191
Proceeds payable from the employees’ exercise and sales of equity awards	1,258	9,963
Accrued license fee	7,390	1,137
Taxes payable	4,881	2,985
Accrued warranty	2,398	654
Accrued professional services fees	1,052	752
Rebate to end customers and distributors	1,034	560
Withholding tax payable	759	1,004
Accrued royalty	750	360
Unearned commission received from depository bank	439	201
Accrued annual leave	363	457
Accrued freight	272	155
Accrual for loss on firm, noncancelable, and unconditional purchase commitments	59	327
Advances from customers	17	16
Unearned government subsidies	—	492
Accrued testing fee	227	2,391
Accrued merger related expense	—	770
Others	1,139	1,636
	37,869	30,051